Service Inventories	12 Months Ended
Dec. 31, 2019
Successor [Member]
Service Inventories

7. SERVICE INVENTORIES

The following table summarizes the service inventories for the periods as set forth below (in thousands):

	December 31,	December 31,
	2019	2018

Spare parts	$39,428	$29,928
Chemicals	22,852	14,803
Raw materials	2,441	200
Consumables	15,897	14,375
Total	80,618	59,306
Less: allowance for obsolete and slow-moving inventories	(1,777)	(1,155)
Total	$78,841	$58,151